LIABILITIES FOR UNPAID AND CLAIM EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Group Employee Benefits	$ 9.9	$ 1.1
Discount rate assumptions for long-term disability liabilities	3.60%
Short-duration contracts period	1 year
Group Insurance Policies
Liability for Claims and Claims Adjustment Expense [Line Items]
Group Employee Benefits	$ 9.9